(Wells Fargo Special International Small Cap Fund - Class R6) | (Wells Fargo Special International Small Cap Fund)
<strong>Investment Objective</strong>
The Fund seeks long-term capital appreciation.
<strong>Fees and Expenses</strong>
These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
<strong>Shareholder Fees (fees paid directly from your investment)</strong>
Shareholder Fees - (Wells Fargo Special International Small Cap Fund)	Class R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of offering price)	none

<strong>Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Annual Fund Operating Expenses - (Wells Fargo Special International Small Cap Fund)	Class R6
Management Fees	0.95%
Distribution (12b-1) Fees	none
Other Expenses	0.29%	[1]
Total Annual Fund Operating Expenses	1.24%
Fee Waivers	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[2]
[1]	Expenses are based on estimated amounts for the current fiscal year.
[2]	The Manager has contractually committed through June 30, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

<strong>Example of Expenses</strong>
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example - (Wells Fargo Special International Small Cap Fund)	1 Year	3 Years
Class R6 | | USD ($)	97	365

<strong>Portfolio Turnover</strong>
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Since the Fund commenced operations on or around the date of this Prospectus, no history of the portfolio turnover rate is available.

<strong>Principal Investment Strategies</strong>
Under normal circumstances, we invest:
  at least 80% of the Fund's net assets in equity securities of small-capitalization companies;
  less than 10% of the Fund's total assets in emerging market equity securities; and
  in a number of countries throughout the world and may invest more than 25% of the Fund's total assets in any one country.
We invest principally in equity securities of small-capitalization companies of foreign issuers, which we define as companies with market capitalizations within the range of the MSCI World ex USA Small Cap Index at the time of purchase. The market capitalization range of the MSCI World ex-U.S. Small Cap Index was approximately $22.7 million to $9.9 billion, as of April 30, 2019, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, have flexible balance sheets and sustainable cash flows, and that are undervalued companies relative to an assessment of their intrinsic value. A flexible balance sheet is supported by several metrics including, but not limited to, the quantity of debt relative to the cash flows of the enterprise, the location of debt within the capital structure, the maturity profile of existing debt, the type of debt and any debt covenant restrictions. We believe the international small-capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

<strong>Principal Investment Risks</strong>
An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.
Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.
Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Regulatory Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder (collectively known as the "Volcker Rule"), if the Manager and/or its affiliates own 25% or more of the outstanding shares of the Fund more than three years after the Fund's inception date (or such longer period as may be permitted by the Federal Reserve), the Fund will be subject to restrictions on trading that will adversely impact the Fund's ability to execute its investment strategy. Should this occur, the Fund may decide to liquidate, or the Manager and/or its affiliates may be required to reduce their ownership interests in the Fund, either of which may result in gains or losses, increased transaction costs and adverse tax consequences.
Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

<strong>Performance</strong>
Because the Fund does not have annual returns for at least one calendar year, there is no performance to report.